FINANCIAL RISK MANAGEMENT - Schedule of Maturities of Assets and Liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks		£ 91,388	£ 76,420	£ 73,257
Financial assets at fair value through profit or loss		180,609	206,771
Derivative financial instruments		24,753	22,051
Loans and advances to banks		10,632	7,001
Loans and advances to customers		454,899	448,567
Reverse repurchase agreements		44,865	54,753
Debt securities		9,926	6,835
Financial assets at amortised cost		520,322	517,156
Financial assets at fair value through other comprehensive income		23,154	28,137
Other assets	[1]	13,837	14,690
Total assets		877,829	886,525
Liabilities
Deposits from banks		7,266	7,647
Segment customer deposits		475,331	476,344
Repurchase agreements at amortised cost		48,596	31,125
Financial liabilities at fair value through profit or loss		17,755	23,123
Derivative financial instruments		24,042	18,060
Debt securities in issue		73,819	71,552
Other liabilities		19,090	19,947
Subordinated liabilities		10,730	13,108	£ 14,261
Total liabilities		830,308	833,373
Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		91,388	76,420
Financial assets at fair value through profit or loss		180,609	206,771
Derivative financial instruments		24,753	22,051
Loans and advances to banks		10,632	7,001
Loans and advances to customers		454,899	448,567
Reverse repurchase agreements		44,865	54,753
Debt securities		9,926	6,835
Financial assets at amortised cost		520,322	517,156
Financial assets at fair value through other comprehensive income		23,154	28,137
Other assets		37,603	35,990
Total assets		877,829	886,525
Liabilities
Deposits from banks		7,266	7,647
Segment customer deposits		475,331	476,344
Repurchase agreements at amortised cost		48,596	31,125
Financial liabilities at fair value through profit or loss		17,755	23,123
Derivative financial instruments		24,042	18,060
Debt securities in issue		73,819	71,552
Liabilities arising from insurance and investment contracts		149,868	168,463
Other liabilities		22,901	23,951
Subordinated liabilities		10,730	13,108
Total liabilities		830,308	833,373
Up to 1 month £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		91,388	76,420
Financial assets at fair value through profit or loss		12,019	10,706
Derivative financial instruments		2,896	1,607
Loans and advances to banks		4,756	4,350
Loans and advances to customers		17,535	15,279
Reverse repurchase agreements		14,530	13,678
Debt securities		7	19
Financial assets at amortised cost		36,828	33,326
Financial assets at fair value through other comprehensive income		310	341
Other assets		1,683	1,509
Total assets		145,124	123,909
Liabilities
Deposits from banks		3,988	2,313
Segment customer deposits		446,311	456,077
Repurchase agreements at amortised cost		12,203	1,011
Financial liabilities at fair value through profit or loss		5,245	5,711
Derivative financial instruments		3,197	1,674
Debt securities in issue		5,562	4,020
Liabilities arising from insurance and investment contracts		1,288	1,532
Other liabilities		6,137	3,721
Subordinated liabilities		0	21
Total liabilities		483,931	476,080
1–3 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		8,108	8,280
Derivative financial instruments		1,823	804
Loans and advances to banks		763	332
Loans and advances to customers		7,628	8,624
Reverse repurchase agreements		10,908	15,111
Debt securities		219	1,217
Financial assets at amortised cost		19,518	25,284
Financial assets at fair value through other comprehensive income		273	598
Other assets		1,071	1,200
Total assets		30,793	36,166
Liabilities
Deposits from banks		364	376
Segment customer deposits		8,074	6,177
Repurchase agreements at amortised cost		6,183	92
Financial liabilities at fair value through profit or loss		2,363	4,921
Derivative financial instruments		1,647	826
Debt securities in issue		9,761	5,555
Liabilities arising from insurance and investment contracts		1,828	2,076
Other liabilities		1,246	2,876
Subordinated liabilities		0	0
Total liabilities		31,466	22,899
3–6 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		3,269	6,093
Derivative financial instruments		1,069	633
Loans and advances to banks		896	327
Loans and advances to customers		10,337	9,792
Reverse repurchase agreements		11,600	16,651
Debt securities		73	19
Financial assets at amortised cost		22,906	26,789
Financial assets at fair value through other comprehensive income		391	122
Other assets		189	185
Total assets		27,824	33,822
Liabilities
Deposits from banks		141	353
Segment customer deposits		5,628	3,165
Repurchase agreements at amortised cost		0	10
Financial liabilities at fair value through profit or loss		1,526	2,439
Derivative financial instruments		942	470
Debt securities in issue		8,646	5,476
Liabilities arising from insurance and investment contracts		2,598	2,921
Other liabilities		393	631
Subordinated liabilities		541	96
Total liabilities		20,415	15,561
6–9 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		2,186	2,840
Derivative financial instruments		656	304
Loans and advances to banks		700	11
Loans and advances to customers		8,849	10,949
Reverse repurchase agreements		4,035	5,107
Debt securities		275	71
Financial assets at amortised cost		13,859	16,138
Financial assets at fair value through other comprehensive income		456	322
Other assets		700	528
Total assets		17,857	20,132
Liabilities
Deposits from banks		139	177
Segment customer deposits		2,953	2,053
Repurchase agreements at amortised cost		0	3
Financial liabilities at fair value through profit or loss		1,431	1,969
Derivative financial instruments		739	341
Debt securities in issue		3,940	6,320
Liabilities arising from insurance and investment contracts		2,434	2,894
Other liabilities		1,486	1,024
Subordinated liabilities		662	0
Total liabilities		13,784	14,781
9–12 months £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		858	878
Derivative financial instruments		637	309
Loans and advances to banks		352	32
Loans and advances to customers		9,952	11,107
Reverse repurchase agreements		285	2,526
Debt securities		77	305
Financial assets at amortised cost		10,666	13,970
Financial assets at fair value through other comprehensive income		665	1,552
Other assets		211	147
Total assets		13,037	16,856
Liabilities
Deposits from banks		408	223
Segment customer deposits		4,695	1,296
Repurchase agreements at amortised cost		0	0
Financial liabilities at fair value through profit or loss		665	224
Derivative financial instruments		779	352
Debt securities in issue		2,114	4,129
Liabilities arising from insurance and investment contracts		2,324	3,312
Other liabilities		521	778
Subordinated liabilities		0	0
Total liabilities		11,506	10,314
1–2 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		2,827	1,784
Derivative financial instruments		1,424	947
Loans and advances to banks		78	29
Loans and advances to customers		33,886	32,096
Reverse repurchase agreements		2,924	762
Debt securities		874	220
Financial assets at amortised cost		37,762	33,107
Financial assets at fair value through other comprehensive income		2,324	3,029
Other assets		357	515
Total assets		44,694	39,382
Liabilities
Deposits from banks		4	353
Segment customer deposits		3,887	4,883
Repurchase agreements at amortised cost		0	0
Financial liabilities at fair value through profit or loss		615	212
Derivative financial instruments		2,030	1,105
Debt securities in issue		10,124	10,152
Liabilities arising from insurance and investment contracts		9,172	10,606
Other liabilities		523	567
Subordinated liabilities		915	1,307
Total liabilities		27,270	29,185
2–5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		7,565	7,553
Derivative financial instruments		2,828	1,997
Loans and advances to banks		3,084	1,918
Loans and advances to customers		78,857	77,714
Reverse repurchase agreements		583	918
Debt securities		6,475	2,735
Financial assets at amortised cost		88,999	83,285
Financial assets at fair value through other comprehensive income		9,334	8,861
Other assets		922	948
Total assets		109,648	102,644
Liabilities
Deposits from banks		2,222	3,774
Segment customer deposits		3,402	2,327
Repurchase agreements at amortised cost		30,210	30,009
Financial liabilities at fair value through profit or loss		1,476	1,748
Derivative financial instruments		3,850	1,962
Debt securities in issue		23,964	22,496
Liabilities arising from insurance and investment contracts		27,618	30,663
Other liabilities		753	743
Subordinated liabilities		3,770	6,464
Total liabilities		97,265	100,186
Over 5 years £m | Balance sheet maturity - legal basis
Assets
Cash and balances at central banks		0	0
Financial assets at fair value through profit or loss		143,777	168,637
Derivative financial instruments		13,420	15,450
Loans and advances to banks		3	2
Loans and advances to customers		287,855	283,006
Reverse repurchase agreements		0	0
Debt securities		1,926	2,249
Financial assets at amortised cost		289,784	285,257
Financial assets at fair value through other comprehensive income		9,401	13,312
Other assets		32,470	30,958
Total assets		488,852	513,614
Liabilities
Deposits from banks		0	78
Segment customer deposits		381	366
Repurchase agreements at amortised cost		0	0
Financial liabilities at fair value through profit or loss		4,434	5,899
Derivative financial instruments		10,858	11,330
Debt securities in issue		9,708	13,404
Liabilities arising from insurance and investment contracts		102,606	114,459
Other liabilities		11,842	13,611
Subordinated liabilities		4,842	5,220
Total liabilities		£ 144,671	£ 164,367

[1]	1 See note 1 regarding changes to presentation.